SCHEDULE OF CONTRACTUAL OBLIGATIONS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease obligations	$ 1,411,138
Loan obligations	799,868	$ 929,843
Provision for reinstatement	114,555	$ 154,152	$ 169,221
Total	2,325,561
Contractual Obligation Year One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease obligations	673,681
Loan obligations	127,561
Provision for reinstatement	53,072
Total	854,314
Contractual Obligation Year Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease obligations	685,475
Loan obligations	131,441
Provision for reinstatement
Total	816,916
Contractual Obligation Year Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease obligations	51,982
Loan obligations	135,402
Provision for reinstatement	61,483
Total	248,867
Contractual Obligation Year Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease obligations
Loan obligations	139,558
Provision for reinstatement
Total	139,558
Contractual Obligation Year Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease obligations
Loan obligations	138,072
Provision for reinstatement
Total	138,072
Contractual Obligation Year After Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Operating lease obligations
Loan obligations	127,834
Provision for reinstatement
Total	$ 127,834